Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2023 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 71,158	$ 10,022
Between 1 and 2 years	62,958	8,867
Between 2 and 3 years	53,483	7,533
Between 3 and 4 years	48,398	6,817
Between 4 and 5 years	¥ 36,764	$ 5,178